CONVERTIBLE NOTES PAYABLE (Tables)	3 Months Ended
Jun. 30, 2012
CONVERTIBLE NOTES PAYABLE [Abstract]
Schedule of Convertible Notes Payable
	June 30, 2012	March 31, 2012

On November 16, 2011, the Company issued a convertible note in the amount of $250,000 with interest at 10% per annum due one (1) year from the date of issuance. The note may be converted into common shares of the Company should the Company complete a private placement with gross proceeds of at least $100,000. The conversion price shall be the same as the private placement price on a per share basis	$250,000	$250,000

On January 16, 2012, the Company issued a convertible note in the amount of $250,000 with interest at 10% per annum due one (1) year from the date of issuance	250,000	250,000

On March 7, 2012, the Company issued a convertible note in the amount of $200,000 with interest at 10% per annum due one (1) year from the date of issuance.	200,000	200,000

On May 30, 2012, the Company issued a convertible note in the amount of $200,000 with interest at 10% per annum due one (1) year from the date of issuance.	200,000	-

	$900,000	$700,000